DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Taxes Payables (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current [Abstract]
Health and safety tax	$ 52,339	$ 41,921
Withholdings and perceptions made to third parties	581,800	621,114
Turnover Tax	158,382	267,965
Tax on exports	103,759	337,941
Others	48,416	28,485
Total	944,696	1,297,426
Non-current [Abstract]
Health and safety tax	0	0
Withholdings and perceptions made to third parties	0	0
Turnover Tax	0	0
Tax on exports	0	0
Others	14,285	0
Total	$ 14,285	$ 0